Fees Summary	Feb. 11, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 316,250,003.00
Previously Paid Amount	0.00
Total Fee Amount	43,674.13
Total Offset Amount	0.00
Net Fee	43,674.13
Narrative - Max Aggregate Offering Price	$ 316,250,003.00
Final Prospectus	true